Prospectus Supplement — Sept. 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Dividend Opportunity Fund	8/29/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.28%	0.28%	0.28%	0.08%	0.28%	0.34%	0.09%	0.28%	0.28%

Total annual fund operating expenses	1.10%	1.85%	1.85%	0.65%	1.35%	0.91%	0.66%	1.10%	0.85%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$689	$913	$1,155	$1,850

Class B (if shares are redeemed)	$688	$882	$1,202	$1,977

Class B (if shares are not redeemed)	$188	$582	$1,002	$1,977

Class C (if shares are redeemed)	$288	$582	$1,002	$2,174

Class C (if shares are not redeemed)	$188	$582	$1,002	$2,174

Class I (whether or not shares are redeemed)	$66	$208	$363	$814

Class R (whether or not shares are redeemed)	$137	$428	$740	$1,629

Class R4 (whether or not shares are redeemed)	$93	$290	$505	$1,124

Class R5 (whether or not shares are redeemed)	$67	$211	$368	$826

Class W (whether or not shares are redeemed)	$112	$350	$607	$1,345

Class Z (whether or not shares are redeemed)	$87	$271	$472	$1,053